Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Prepaid expenses and other current assets:
Rental and other deposits	$ 876	$ 1,169	$ 1,186
Deductible value-added taxes	4,545	4,960	598
Investment prepayments	310	15,487	15,308
Loans to and interest receivable from other related parties (Note 10)	283,904	336,558	158,622
Loans to and interest receivable from third parties	575,323	148,891	41,784
Advertising prepayment	9,471	11,907	18,888
Prepayment to outsourced service providers	3,809	3,727	3,719
Amounts deposited by users	51,412	49,849	45,745
Content fees	199	352	3,080
Others	14,195	14,393	7,827
Prepaid expenses and other current assets	$ 944,044	$ 587,293	$ 296,757